Segment Reporting - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Depreciation and amortization expense	$ 249,060	$ 218,666	$ 213,657
Dialysis and related lab services
Segment Reporting Information [Line Items]
Depreciation and amortization expense	259,685	227,029	221,317
Total amount of expenditures for property and equipment	425,228	271,559
Other-Ancillary services and strategic initiatives
Segment Reporting Information [Line Items]
Depreciation and amortization expense	6,943	6,701	7,079
Total amount of expenditures for property and equipment	$ 10,692	$ 7,226